Acquisitions (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Acquisitions Completed

	Purchase Price	Goodwill	Amortizable Intangibles
2012
Dragonbio	$35,263	$20,545	$35,153
Other acquisitions	21,025	12,438	13,248

2013
ZONARE	$101,105	$70,694	$49,100
Other acquisitions	11,284	7,224	8,840

2014
Long Island	$11,484	$12,157	$10,388

Transaction completed in 2012 for Dragonbio [Member]
Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed at Date of Acquisition

Current assets	$9,557
Property, plant, and equipment	2,185
Intangible assets	35,153
Land use rights	1,436
Goodwill	20,545
Total assets acquired	68,876
Current liabilities	(3,030)
Deferred tax liabilities	(5,274)
Net assets acquired	60,572
Non-controlling interests	(25,309)
Total purchase consideration	35,263
Less: Purchase consideration payable	(14,106)
Less: Cash acquired	(1,817)
Total purchase consideration, net of purchase consideration payable and cash acquired	$19,340

Acquired Intangible Assets
	Estimated Useful Life	Gross Carrying Amount
Tradename	15 years	$905
Technology	15 years	20,455
Customer relationships	12 years	13,793
Total		$35,153

Transactions Completed in 2012 for Other PRC Entities [Member]
Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed at Date of Acquisition

Current assets	$6,334
Property, plant, and equipment	1,239
Intangible assets	13,248
Goodwill	12,438
Total assets acquired	33,259
Current liabilities	(1,231)
Deferred tax liabilities	(2,188)
Net assets acquired	29,840
Non-controlling interests	(8,815)
Total purchase consideration	21,025
Less: Purchase consideration payable	(5,485)
Less: Cash acquired	(2,294)
Total purchase consideration, net of purchase consideration payable and cash acquired	$13,246

Acquired Intangible Assets
	Estimated Useful Life	Gross Carrying Amount
Tradename	9-15 years	$1,712
Technology	6-15 years	4,855
Customer relationships	9-12 years	6,681
Total		$13,248

Transactions Completed in 2013 for Zonare [Member]
Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed at Date of Acquisition

Current assets	$21,297
Property, plant, and equipment	2,235
Intangible assets	49,100
Goodwill	70,694
Total assets acquired	143,326
Current liabilities	(22,774)
Deferred tax liabilities	(16,694)
Long-term liabilities	(2,478)

Net-assets acquired	101,380
Non-controlling interests	(275)
Total purchase consideration	101,105
Less: Purchase consideration payable	(17,382)
Less: Cash acquired	(529)
Total purchase consideration, net of purchase consideration payable and cash acquired	$83,194

Acquired Intangible Assets
	Estimated Useful Life	Gross Carrying Amount
Technology	1-13 years	$43,800
Customer relationships	12 years	5,300
Total		$49,100

Transactions Completed in 2013 for Beijing Precil Instrument Co., Ltd. And Ulco Medical Pty. Ltd. [Member]
Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed at Date of Acquisition

Current assets	$6,306
Property, plant, and equipment	252
Other assets	83
Intangible assets	8,840
Goodwill	7,224
Total assets acquired	22,705
Current liabilities	(3,052)
Deferred tax liabilities	(1,480)
Long-term liabilities	(81)
Net assets acquired	18,092
Non-controlling interests	(6,808)
Total purchase consideration	11,284
Less: Purchase consideration payable	(2,826)
Less: Cash acquired	(2,604)
Total purchase consideration, net of purchase consideration payable and cash acquired	$5,854

Acquired Intangible Assets
	Estimated Useful Life	Gross Carrying Amount
Tradename	20 years	$1,046
Technology	10 years	1,512
Customer relationships	6 years	6,005
Lease agreement	5 years	277
Total		$8,840

Transactions Completed in 2014 for Shanghai Long Island Biotec. Co., Ltd. [Member]
Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed at Date of Acquisition

Current assets	$1,694
Property, plant, and equipment	1,217
Intangible assets	10,388
Goodwill	12,157
Total assets acquired	25,456
Current liabilities	(2,446)
Deferred tax liabilities	(2,611)

Net assets acquired	20,399
Non-controlling interests	(8,915)
Total purchase consideration	11,484
Less: Purchase consideration payable	(4,793)
Less: Cash acquired	(315)
Total purchase consideration, net of purchase consideration payable and cash acquired	$6,376

Acquired Intangible Assets
	Estimated Useful Life	Gross Carrying Amount
Tradename	15 years	$845
Technology	15 years	4,116
Customer relationships	13 years	5,427
Total		$10,388